Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	15,876,640
Proposed Maximum Offering Price per Unit	22.33
Maximum Aggregate Offering Price	$ 354,525,371.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,959.95
Offering Note	(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices for a share of the registrant's common stock as reported on The Nasdaq Capital Market on September 26, 2025. (2) Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (3) Represents the resale of (i) 2,134,611 outstanding shares of our Class A common stock, (ii) 8,470,624 shares of our Class A common stock issuable upon the exercise of pre-funded Class A common stock warrants, and (iii) 5,271,405 shares of our Class A common stock issuable upon the exercise of Class A common stock warrants.